Financial assets and liabilities, Covenants (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Covenants [Abstract]
Long-term financial debt	$ 118,737	$ 392,063
2019 [Member]
Covenants [Abstract]
Long-term financial debt	0	99,363
2020 [Member]
Covenants [Abstract]
Long-term financial debt	57,017	95,243
2021 [Member]
Covenants [Abstract]
Long-term financial debt	31,861	72,985
2022 [Member]
Covenants [Abstract]
Long-term financial debt	25,427	124,472
2023 [Member]
Covenants [Abstract]
Long-term financial debt	4,432	0
Trust Certificates and Bank Loans [Member]
Covenants [Abstract]
Interest expense	$ 69,796	$ 80,580